As filed with the Securities and Exchange Commission on May 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Chaconia Income & Growth Fund, Inc.
Schedule of Investments
March 31, 2005 (Unaudited)

	COMMON STOCKS - 80.3%
	Aerospace & Defense - 1.5%
5,500	The Boeing Company	$321,530
	Basic Materials - 2.4%
10,500	The Dow Chemical Company	523,425
	Capital Goods - 0.9%
5,300	General Electric Company	191,118
	Consumer Merchandising - 1.6%
14,200	The TJX Companies, Inc.	349,746
	Consumer Staples - 3.5%
6,800	Target Corporation	340,136
14,000	The Walt Disney Company	402,220
		742,356
	Electric Services - 1.5%
11,200	Duke Energy Corporation	313,712
	Financial Services - 17.7%
8,000	Bank of America Corporation	352,800
13,800	Citigroup, Inc.	620,172
15,998	Countrywide Financial Corporation	519,295
7,600	Fannie Mae	413,820
6,800	Freddie Mac	429,760
5,000	The Goldman Sachs Group, Inc.	549,950
8,300	Merrill Lynch & Co., Inc.	469,780
8,148	Morgan Stanley	466,473
		3,822,050
	Food & Beverages - 5.0%
17,000	Darden Restaurants, Inc.	521,560
10,500	Yum! Brands, Inc.	544,005
		1,065,565
	Health Care - 9.1%
6,525	Barr Pharmaceuticals Inc. *	318,616
7,900	Beckman Coulter, Inc.	524,955
6,500	Eli Lilly & Company	338,650
4,400	Express Scripts, Inc. *	383,636
11,000	Pfizer Inc.	288,970
800	Wellpoint Inc. *	100,280
		1,955,107
	Insurance - 3.5%
10,000	The Allstate Corporation	540,600
4,000	American International Group, Inc.	221,640
		762,240
	Integrated Oils - 12.3%
10,500	Apache Corporation	642,915
16,600	Burlington Resources Inc.	831,162
8,000	Devon Energy Corporation	382,000
11,000	Occidental Petroleum Corporation	782,870
		2,638,947
	Mulitmedia - 0.8%
10,000	Time Warner Inc. *	175,500
	Mutual Funds - 6.6%
477,123	Trinidad & Tobago Unit Trust Corporation First Unit Scheme f (a)	1,426,360
	Semiconductors - 3.8%
21,600	Intel Corporation	501,768
7,000	International Rectifier Corporation *	318,500
		820,268
	Technology - 7.9%
15,700	Adaptec, Inc. *	75,203
31,400	Corning Incorporated *	349,482
31,200	Flextronics International Ltd. *f	375,648
5,000	International Business Machines Corporation	456,900
13,300	SunGard Data Systems Inc. *	458,850
		1,716,083
	Telecommunications - 1.4%
9,000	CenturyTel, Inc.	295,560

	Transportation - 0.8%
2,500	Union Pacific Corporation	174,250

	TOTAL COMMON STOCKS (Cost $12,842,613)	17,293,817

	CORPORATE BONDS - 7.5%
	Automotive - 0.5%
	Ford Motor Co.,
100,000	7.375% due 02/01/2011	$99,469

	Consumer Cyclicals - 1.6%
	Wal-Mart Stores, Inc.,
300,000	7.25% due 06/01/2013	348,724
	Financial Services - 3.1%
	General Motors Acceptance Corp.
100,000	6.875% due 08/28/2012	89,224
	Private Export Funding:
200,000	3.375% due 02/15/2009	193,419
265,000	6.49% due 07/15/2007	277,711
100,000	7.20% due 01/15/2010	111,480
		671,834
	Oil & Gas - 0.8%
	Rowan Companies
175,000	5.88% due 03/15/2012	181,919
	Transportation - 1.5%
	The Burlington Northern and Santa Fe Railway Company,
115,853	5.943% due 01/15/2022	121,615
	FedEx Corp.,
90,000	1993-A, 8.76% due 05/22/2015	103,730
	Union Pacific Corporation
100,000	2003-1, 4.698% due 01/02/2024	95,979
		321,324

	TOTAL CORPORATE BONDS (Cost $1,601,044)	1,623,270

	NON-AGENCY MORTGAGE AND
	ASSET BACKED SECURITIES - 2.2%
	California Infrastructure PG&E
58,031	Series 1997-1, Class A7,	59,311
	6.42%, due 09/25/2008
	CenterPoint Energy Transition Bond Company LLC
100,000	Series 2001-1 Class A4,	104,188
	5.63%, due 09/15/2015
	Connecticut RRB Special Purpose Trust CL&P
90,000	Series 2001-1, Class A5,	96,355
	6.21%, due 12/30/2011
	Massachusetts RRB Special Purpose Trust,
92,602	Series 2001-1, Class A,	98,586
	6.53%, due 06/01/2015
	PSE&G Transition Funding LLC
100,000	Series 2001-1, Class A7,	112,834
	6.75%, due 06/15/2016

	TOTAL ASSET BACKED SECURITIES (Cost $471,090)	471,274

	U.S. GOVERNMENT AGENCY ISSUES
	AND AGENCY-BACKED ISSUES - 8.8%
	AID - ISREAL
200,000	5.50%, due 12/04/2023 f	212,003
	Amethyst,
191,669	4.62%, due 04/15/2016 f	190,231
	Public Service New Hampshire Funding LLC.,
100,000	6.48%, due 05/01/2015	109,094
		511,328
	Government National Mortgage Association
	(GNMA) Real Estate Mortgage Investment
	Conduit Pass-Thru Certificates
191,534	Series 2002-83, Class A,	187,528
	3.313%, due 04/16/2017
172,897	Series 2003-48 Class AB,	167,089
	2.866%, due 02/16/2020
95,083	Series 2003-72, Class B,	93,631
	4.356%, due 02/16/2030
		448,248
	Small Business Administration Participation Certificates
254,958	Series 2002-20H, Class 1,	$259,494
	5.31% due 08/01/2022
95,681	Series 2003-20J, Class 1,	95,435
	4.92% due 10/01/2023
191,620	Series 2004-10C, Class 1,	189,691
	4.23% due 05/01/2014
196,161	Series 2004-20E, Class 1,	197,930
	5.18% due 05/01/2024
196,527	Series 2004-20F, Class 1,	201,598
	5.52% due 06/01/2024
		944,148

	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,891,321)	1,903,724

	SHORT TERM INVESTMENTS - 1.4%
	Variable Rate Demand Notes - 1.4%
	First American Treasury Obligations Fund - Class A
290,104	1.8451%	290,104

	TOTAL SHORT TERM INVESTMENTS (Cost $290,104)	290,104
	Total Investments (Cost $17,096,172) - 100.2%	21,582,189
	Liabilities in Excess of Other Assets - (0.2)%	(38,388)
	TOTAL NET ASSETS - 100.0%	$21,543,801

*	Non Income Producing
f	Foreign Issued Security
(a)	Affiliated issuer

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Chaconia Income & Growth Fund, Inc.

By (Signature and Title) /s/   Michael Alexander
           Michael Alexander, President

Date May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael Alexander
            Michael Alexander, President

Date  May 25, 2005

By (Signature and Title)*  /s/ Eutrice Carrington
            Eutrice Carrington, Treasurer

Date  May 31, 2005